POST BALANCE SHEET EVENTS (Details) - USD ($) $ in Millions					12 Months Ended
	Dec. 31, 2021	Oct. 29, 2021	Oct. 28, 2021	Feb. 11, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Jan. 18, 2022
Disclosure of non-adjusting events after reporting period
Contingent consideration	$ 84				$ 84	$ 128
Issue of equity					2	2	$ 2
Investments in associates accounted for using equity method	$ 188				$ 188	$ 108
Engage Surgical
Disclosure of non-adjusting events after reporting period
Percentage of share capital acquired								100.00%
Maximum consideration payable at the acquisition date								$ 135
Fair value of consideration								132
Contingent consideration								$ 32
Bioventus LLC
Disclosure of non-adjusting events after reporting period
Issue of equity				$ 106
Proportion of ownership interest in associate	29.20%	29.30%	38.70%	38.70%	29.20%	47.60%
Investments in associates accounted for using equity method	$ 186				$ 186	$ 105